Portfolio of Investments
Columbia Solutions Aggressive Portfolio, December 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 9.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Australia 0.5%
Australia Government Bond(c)
04/21/2029	3.250%	AUD	40,000	32,672
France 0.8%
French Republic Government Bond OAT(c)
10/25/2027	2.750%	EUR	44,000	60,383
Indonesia 2.2%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	2,191,000,000	157,098
Italy 0.3%
Italy Buoni Poliennali Del Tesoro(c)
09/01/2046	3.250%	EUR	16,000	21,259
Japan 1.4%
Japan Government 20-Year Bond
06/20/2039	0.300%	JPY	1,750,000	16,195
Japan Government 30-Year Bond
06/20/2048	0.700%	JPY	2,900,000	28,883
09/20/2048	0.900%	JPY	3,800,000	39,731
06/20/2049	0.400%	JPY	1,850,000	16,980
Total				101,789
South Africa 2.5%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	1,150,000	91,726
01/31/2030	8.000%	ZAR	1,335,000	88,879
Total				180,605
South Korea 1.4%
Korea Treasury Bond
12/10/2028	2.375%	KRW	66,000,000	60,362
06/10/2029	1.875%	KRW	42,000,000	36,926
Total				97,288
Total Foreign Government Obligations (Cost $634,412)				651,094

U.S. Treasury Obligations 17.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/31/2026	1.375%	240,000	233,475
08/15/2027	2.250%	220,000	226,291
11/15/2027	2.250%	213,000	219,091
08/15/2028	2.875%	191,000	206,011
05/15/2029	2.375%	181,000	188,268
08/15/2029	1.625%	183,000	178,425
Total U.S. Treasury Obligations (Cost $1,253,628)			1,251,561

Money Market Funds 67.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.699%(d),(e)	4,841,365	4,840,881
Total Money Market Funds (Cost $4,840,939)		4,840,881
Total Investments in Securities (Cost: $6,728,979)		6,743,536
Other Assets & Liabilities, Net		418,907
Net Assets		7,162,443
At December 31, 2019, securities and/or cash totaling $449,499 were pledged as collateral.
Columbia Solutions Aggressive Portfolio | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, December 31, 2019 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
988,560,000 IDR	70,481 USD	Citi	01/21/2020	—	(770)
171,468,000 KRW	147,474 USD	Citi	01/21/2020	—	(913)
48,219 USD	55,842,000 KRW	Citi	01/21/2020	106	—
282,000 GBP	370,264 USD	HSBC	01/21/2020	—	(3,473)
85,017,000 JPY	778,235 USD	HSBC	01/21/2020	—	(5,011)
138,000 NOK	15,295 USD	HSBC	01/21/2020	—	(425)
1,000 NZD	657 USD	HSBC	01/21/2020	—	(16)
672,000 SEK	71,759 USD	HSBC	01/21/2020	—	(52)
42,000 SGD	30,988 USD	HSBC	01/21/2020	—	(244)
15,967 USD	1,743,000 JPY	HSBC	01/21/2020	91	—
578 USD	11,000 MXN	HSBC	01/21/2020	2	—
222 USD	2,000 NOK	HSBC	01/21/2020	6	—
747 USD	7,000 SEK	HSBC	01/21/2020	1	—
1,373,000 ZAR	94,697 USD	HSBC	01/21/2020	—	(3,091)
339,000 AUD	232,070 USD	Morgan Stanley	01/21/2020	—	(5,936)
246,000 CHF	251,400 USD	Morgan Stanley	01/21/2020	—	(3,120)
329,000 DKK	49,258 USD	Morgan Stanley	01/21/2020	—	(190)
876,043 EUR	979,292 USD	Morgan Stanley	01/21/2020	—	(4,500)
64,000 GBP	84,063 USD	Morgan Stanley	01/21/2020	—	(757)
673,000 HKD	86,330 USD	Morgan Stanley	01/21/2020	—	(20)
12,152 USD	16,000 CAD	Morgan Stanley	01/21/2020	171	—
16,666 USD	15,000 EUR	Morgan Stanley	01/21/2020	179	—
1,246,000 ZAR	85,898 USD	Morgan Stanley	01/21/2020	—	(2,845)
1,207,200,000 IDR	86,198 USD	Standard Chartered	01/21/2020	—	(811)
Total				556	(32,174)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	3	03/2020	JPY	45,579,000	—	(1,113)
Australian 10-Year Bond	1	03/2020	AUD	142,958	—	(1,991)
Canadian Government 10-Year Bond	1	03/2020	CAD	137,480	—	(2,356)
Long Gilt	1	03/2020	GBP	131,380	—	(776)
MSCI EAFE Index Future	26	03/2020	USD	2,647,450	45,094	—
MSCI Emerging Markets Index	19	03/2020	USD	1,064,190	35,091	—
S&P 500 Index E-mini	31	03/2020	USD	5,008,205	131,906	—
S&P/TSX 60 Index	2	03/2020	CAD	404,960	109	—
U.S. Treasury 10-Year Note	1	03/2020	USD	128,422	—	(1,096)
U.S. Treasury 5-Year Note	5	03/2020	USD	593,047	—	(1,884)
Total					212,200	(9,216)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
28-Day MXN TIIE-Banxico	Fixed rate of 6.775%	Receives Monthly, Pays Monthly	Morgan Stanley	10/29/2029	MXN	838,000	110	—	—	110	—

2	Columbia Solutions Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, December 31, 2019 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	2.798	USD	969,210	31,455	—	—	31,455	—
Markit CDX North America Investment Grade Index, Series 33	Morgan Stanley	12/20/2024	1.000	Quarterly	0.453	USD	683,000	3,933	—	—	3,933	—
Total								35,388	—	—	35,388	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	7.555%
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At December 31, 2019, the total value of these securities amounted to $114,314, which represents 1.60% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at December 31, 2019.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.699%
	3,456,754	11,402,359	(10,017,748)	4,841,365	(14)	(19)	67,894	4,840,881
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Columbia Solutions Aggressive Portfolio | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, December 31, 2019 (Unaudited)
Currency Legend  (continued)
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Solutions Aggressive Portfolio | Quarterly Report 2019